Note 8 - Vessels (Details) - Summary of Vessels (USD $)	6 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Jun. 30, 2014 Vessels [Member]	Dec. 31, 2013 Vessels [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation				$ (39,000)
Net Book Value	62,623,000		15,867,000	38,919,000
—Additions					38,958,000
—Depreciation	(39,000)	(4,043,000)		(39,000)
—Depreciation				(39,000)
Vessel Cost				$ 38,958,000